Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 8,261	$ 11,061	$ 49,650	$ 506,748
Cost of sales	(1,308)		(12,252)
Gross profit	6,953	11,061	37,398	506,748
Loss (gain) on foreign exchange	107,265	5,660	(60,475)	86,547
General and administrative expenses	(5,490,832)	(5,780,632)	(9,559,603)	(13,412,649)
Operating loss	(5,376,614)	(5,763,911)	(9,582,680)	(12,819,354)
Interest income	904,429	139,606	1,361,638	269,800
Fair value loss on embedded derivatives	(356,000)		(356,000)
Interest expense	(2,268,204)	(43,670)	(2,364,345)	(91,668)
Loss before tax	(7,096,389)	(5,667,975)	(10,941,387)	(12,641,222)
Income tax
Loss for the financial period	(7,096,389)	(5,667,975)	(10,941,387)	(12,641,222)
Other comprehensive loss that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange loss on translation of foreign operations	(87,495)	(1,976)	(21,873)	(84,291)
Total other comprehensive loss for the period	(87,495)	(1,976)	(21,873)	(84,291)
Total other comprehensive loss for the period	(7,183,884)	(5,669,951)	(10,963,260)	(12,725,513)
Net loss for the period:
Attributable to ordinary shareholders of the company	(6,750,125)	(4,367,422)	(10,699,490)	(10,403,600)
Attributable to non-controlling interests	(346,264)	(1,300,553)	(241,897)	(2,237,622)
Loss for the financial period	(7,096,389)	(5,667,975)	(10,941,387)	(12,641,222)
Total comprehensive loss:
Attributable to ordinary shareholders of the company	(6,837,620)	(4,369,398)	(10,721,363)	(10,487,891)
Attributable to non-controlling interests	(346,264)	(1,300,553)	(241,897)	(2,237,622)
Total other comprehensive loss for the period	$ (7,183,884)	$ (5,669,951)	$ (10,963,260)	$ (12,725,513)
Net loss per share:
Basic net loss per ordinary share (in Dollars per share)	$ (0.09)	$ (0.07)	$ (0.14)	$ (0.18)